As filed with the Securities and Exchange Commission on May 25, 2006
                                                    1933 Act File No. 033-46924
                                                    1940 Act File No. 811-06618



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ X ]
                       Pre-Effective Amendment No.   ____    [   ]
                       Post-Effective Amendment No.   44     [ X ]
                                                     ----


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ X ]
                       Amendment No.                  46               [ X ]
                                                     ----
                        (Check appropriate box or boxes.)




                          FIRST INVESTORS EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)


                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 858-8000

                               Larry Lavoie, Esq.
                          First Investors Equity Funds
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

Title of Securities Being Registered: Class A and Class B Shares of First Investors International Fund


It is proposed that this filing will become effective (check appropriate box)
        [   ] immediately  upon filing  pursuant to paragraph (b)
        [ X ] on June 9, 2006 pursuant to paragraph (b)
        [   ] 60 days after filing pursuant to paragraph (a)(1)
        [   ] on (date)  pursuant to paragraph  (a)(1)
        [   ] 75 days after filing pursuant to paragraph (a)(2)
        [   ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
        [ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          FIRST INVESTORS EQUITY FUNDS

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

         Cover Sheet

         Contents of Registration Statement


         Prospectus for First  Investors  International  Fund  (Incorporated  by
         reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement, File Nos. 033-46924 and 811-06618, filed March 14, 2006.)

         Statement of Additional Information for First Investors International Fund (Incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement, File Nos. 033-46924 and 811-06618, filed March 14, 2006.)


         Part C - Other Information

         Signature Page




















The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A ("PEA 43"), which was filed with the Securities and Exchange Commission on March 14, 2006 to register the Class A and Class B shares of First Investors International Fund, a new series of the Registrant. This filing will delay the effective date of PEA 43 to June 9, 2006; this filing does not affect any other series of the Registrant.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
                  --------

     (a)          (i) Certificate of Trust(6)

     (a)(ii)      Trust Instrument(6)

     (b)          By-laws(6)

     (c) Shareholders rights are contained in Articles IV, V, VI, IX and X of the Registrant's Trust Instrument and Articles V, VI, VII and VIII of the Registrant's By-laws

     (d)(i) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. ("FIMCO")(6)

     (d)(ii) Form of Subadvisory Agreement among First Investors Management Company, Inc., Registrant and Wellington Management Company LLP ("Wellington")(6)

     (d)(iii) Form of Subadvisory Agreement among First Investors Management Company, Inc., Registrant and Paradigm Capital Management, Inc. ("Paradigm")(6)

     (d)(iv) Subadvisory Agreement among First Investors Management Company, Inc., Registrant and Vontobel Asset Management, Inc. ("Vontobel") - to be filed by subsequent amendment

     (e)(i) Underwriting Agreement between Registrant and First Investors Corporation ("FIC")(6)

     (e)(ii) Amended Schedule A to Underwriting Agreement between Registrant and FIC - to be filed by subsequent amendment

     (f)          Bonus, profit sharing or pension plans - none

     (g)(i) Custody Agreement between Registrant's predecessor funds and The Bank of New York ("BNY")(6)

     (g)(ii) Foreign Custody Manager Agreement between All-Cap Growth Fund, Focused Equity Fund, Growth and Income Fund, Mid-Cap Opportunity Fund, Value Fund and BNY(3)

     (g)(iii) Foreign Custody Manager Agreement between Blue Chip Fund, Special Situations Fund, Total Return Fund and BNY(5)

     (g)(iv) Addendum to Custody Agreement and Foreign Custody Manager Agreements with BNY(6)

     (g)(v) Custodian Agreement between Global Fund and Brown Brothers Harriman & Co.(1)

     (g)(vi) Amendment to Custodian Agreement between Global Fund and Brown Brothers Harriman & Co. and 17f-5 Delegation Schedule(4)

     (g)(vii) Addendum to Custodian Agreement and 17f-5 Delegation Schedule with Brown Brothers Harriman & Co.(6)

     (g)(viii)    Addendum to Custodian  Agreement and 17f-5 Delegation Schedule
                  with  Brown   Brothers   Harriman  &  Co.   with   respect  to
                  International Fund - to be filed by subsequent amendment

     (h)(i) Form of Transfer Agent Agreement between Registrant and Administrative Data Management Corp. ("ADM")(6)

     (h)(ii)      Amended  Schedule  A  to  Transfer  Agent  Agreement   between
                  Registrant and ADM - to be filed by subsequent amendment

     (i) Opinion and Consent of Counsel - to be filed by subsequent amendment

     (j) Consent of Independent Registered Public Accounting Firm - to be filed by subsequent amendment

     (k)          Financial statements omitted from prospectus - none

     (l)          Initial capital agreements - none

     (m)(i)       Class A Distribution Plan(6)

     (m)(ii) Amended Schedule A to Class A Distribution Plan - to be filed by subsequent amendment

     (m)(iii)     Class B Distribution Plan(6)

     (m)(iv) Amended Schedule A to Class B Distribution Plan - to be filed by subsequent amendment

     (n)(i)       Multiple Class Plan pursuant to Rule 18f-3(6)

     (n)(ii) Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-3 - to be filed by subsequent amendment

     (o)          Reserved

     (p)(i) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters(2)

     (p)(ii)      Code of Ethics of Wellington(2)

     (p)(iii) Code of Ethics of Paradigm - to be filed by subsequent amendment

     (p)(iv) Code of Ethics of Vontobel - to be filed by subsequent amendment

                  Other Exhibits
                  --------------

                  Powers of Attorney(6)

    -------------------------------------------
    (1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 21 to First Investors Global Fund Inc.'s Registration Statement (File No. 002-71911) filed on April 24, 1996.
    (2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to Registrant's Registration Statement (File No. 033-46924) filed on October 11, 2000.
    (3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 35 to Registrant's Registration Statement (File No. 033-46924) filed on January 28, 2002.
    (4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 30 to First Investors Global Fund Inc.'s Registration Statement (File No. 002-71911) filed on January 28, 2002.
    (5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to First Investors Series Fund's Registration Statement (File No. 033-25623) filed on January 28, 2002.
    (6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to Registrant's Registration Statement (File No. 033-46924) filed on January 27, 2006.


Item 24. Persons Controlled by or Under Common Control with the Fund
         -----------------------------------------------------------

         There are no persons controlled by or under common control with the Fund.

Item 25. Indemnification
         ---------------

         ARTICLE IX OF THE TRUST INSTRUMENT OF THE REGISTRANT PROVIDES AS
         FOLLOWS:

         Section 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Section 2.        INDEMNIFICATION.

         (a) Subject to the exceptions and  limitations  contained in subsection
(b) below:

                  (i) every person who is, or has been, a Trustee or an officer or employee of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

                  (ii) as used herein, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

         (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

         (e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         Section 3. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

         ARTICLE  IX,  SECTION 3 OF THE  BY-LAWS OF THE  REGISTRANT  PROVIDES AS
FOLLOWS:

         SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

         NUMBER 7 OF THE REGISTRANT'S  INVESTMENT ADVISORY AGREEMENT PROVIDES AS
FOLLOWS:

         7. LIMITATION OF LIABILITY OF THE MANAGER. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

         NUMBER 5 OF THE REGISTRANT'S SUBADVISORY AGREEMENTS PROVIDE AS FOLLOWS:

         5. LIABILITY OF THE SUBADVISER. The Subadviser agrees to perform faithfully the services required to be rendered to each Trust and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by a Trust or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to a Trust, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. Nothing in this Agreement shall protect the Subadviser from any liabilities which it may have under the 1933 Act or the 1940 Act.

         NUMBER 12 OF THE REGISTRANT'S UNDERWRITING AGREEMENT PROVIDES AS
         FOLLOWS:

         12. Limitation of Liability. The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund of to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended ("1993 Act"), or the 1940 Act.

         The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's, officer's, employee's or agent's office.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser and
         ------------------------------------------------------------
         Subadvisers
         -----------

         First Investors Management Company, Inc. ("FIMCO") is a registered investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

         Wellington Management Company, LLP ("Wellington") is a registered investment adviser and serves as an investment subadviser to the All-Cap Growth Fund, Focused Equity Fund and Global Fund, each a series of the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Wellington during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-15908).

         Paradigm Capital Management, Inc. ("Paradigm") is a registered investment adviser and serves as an investment subadviser to the Special Situations Fund, a series of the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Paradigm during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-47403).

         Vontobel Asset Management, Inc. ("Vontobel") is a registered investment adviser and serves as an investment subadviser to the International Fund, a series of the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Vontobel during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-21953).

Item 27. Principal Underwriters
         ----------------------

         (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:


             First Investors Income Funds
             First Investors Tax Exempt Funds
             First Investors Life Variable Annuity Fund A
             First Investors Life Variable Annuity Fund C
             First Investors Life Variable Annuity Fund D
             First Investors Life Level Premium Variable Life Insurance
              (Separate Account B)
             First Investors Life Modified Single Premium Variable Life
              Insurance (Separate Account E)

         (b)  The  following  persons  are the  officers  and  directors  of the
Underwriter:

         The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.

                         Position and                    Position and
                         Office with First               Office with
Name                     Investors Corporation           Registrant
----                     ---------------------           ----------

Kathryn S. Head          Chairman of the Board,          President and Trustee
                         Chief Executive Officer
                         and Director

Lawrence A. Fauci        Director                        None

John T. Sullivan         Director                        Trustee

Larry R. Lavoie          Director, Secretary and         Chief Compliance
                         General Counsel                 Officer

Frederick Miller         Senior Vice President           None

Robert Flanagan          President                       None

William M. Lipkus        Chief Financial Officer         None
                         and Treasurer

Anne Condon              Vice President                  None

Elizabeth Reilly         Vice President                  None

Matthew Smith            Vice President                  None

Mark Segal               Assistant Vice President        None

Carol Lerner Brown       Assistant Secretary             Assistant Secretary

Conrad Charak            Assistant Secretary             None

         (c)      Not applicable

Item 28.     Location of Accounts and Records
             --------------------------------

             Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005, and at their administrative offices, Raritan Plaza 1, Edison, NJ 08837, except for those maintained by (i) the Registrant's Custodian (all funds except International Fund and Global Fund), The Bank of New York, 48 Wall Street, New York, NY 10286, at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records), and (ii) International Fund's and Global Fund's Custodian, Brown Brothers Harriman & Co., at 40 Water Street, Boston, MA 02109.

Item 29.  Management Services
          -------------------

          Not Applicable.

Item 30.  Undertakings
          ------------

          None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 25th day of May 2006.

                                        FIRST INVESTORS EQUITY FUNDS


                                        By: /s/ Kathryn S. Head
                                            -----------------------------------
                                            Kathryn S. Head
                                            President and Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 44 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kathryn S. Head                 President and Trustee           May 25, 2006
---------------------------------
Kathryn S. Head

/s/ Joseph I. Benedek               Treasurer and Principal         May 25, 2006
---------------------------------   Accounting Officer
Joseph I. Benedek

/s/ Charles R. Barton, III          Trustee                         May 25, 2006
---------------------------------
Charles R. Barton, III *

/s/ Stefan L. Geiringer             Trustee                         May 25, 2006
---------------------------------
Stefan L. Geiringer *

/s/ Robert M. Grohol                Trustee                         May 25, 2006
---------------------------------
Robert M. Grohol*

/s/ Arthur M. Scutro, Jr.           Trustee                         May 25, 2006
---------------------------------
Arthur M. Scutro, Jr.*

/s/ James M. Srygley                Chairman of the Board           May 25, 2006
---------------------------------   and Trustee
James M. Srygley*

/s/ John T. Sullivan                Trustee                         May 25, 2006
---------------------------------
John T. Sullivan*

/s/ Robert F. Wentworth             Trustee                         May 25, 2006
---------------------------------
Robert F. Wentworth*


*  By:   /s/ Larry R. Lavoie
         ------------------------
           Larry R. Lavoie
           (Attorney-in-Fact)